Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Total revenue	$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 231,634	$ 319,181	$ 255,556	$ 119,883	$ 916,201	$ 926,254	$ 789,076
Cost of revenue (excluding items shown separately below)									677,052	713,346	597,654
General and administrative expenses									142,000	127,215	95,826
Goodwill impairment									68,202
Depreciation, depletion, amortization and accretion									72,934	68,290	61,377
Transaction costs									3,990	1,988	9,120
Operating (loss) income	(57,742)	37,895	13,731	(41,861)	13,322	33,249	9,015	(40,171)	(47,977)	15,415	25,099
Other expense (income), net									1,378	8,287	(21,244)
Interest expense									56,443	58,079	47,784
(Loss) from continuing operations before taxes									(105,798)	(50,951)	(1,441)
Income tax expense (benefit)									(2,647)	(3,920)	3,408
(Loss) income from continuing operations	(70,191)	22,950	244	(56,154)	433	19,656	(5,621)	(61,499)	(103,151)	(47,031)	(4,849)
Loss from discontinued operations	271	160	(26)	123	535	1,287	2,221	(497)	528	3,546	5,201
Net (loss) income	(70,462)	22,790	270	(56,277)	(102)	18,369	(7,842)	(61,002)	(103,679)	(50,577)	(10,050)
Net income (loss) attributable to noncontrolling interest									3,112	1,919	695
Net (loss) income attributable to member of Summit Materials, LLC									(106,791)	(52,496)	(10,745)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(103,706)	(55,049)	(15,050)
Summit Materials LLC (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses									7,241	8	1,453
Depreciation, depletion, amortization and accretion									465	81	87
Operating (loss) income									(7,706)	(89)	(1,540)
Other expense (income), net									99,085	52,400	8,510
(Loss) from continuing operations before taxes									(106,791)	(52,489)	(10,050)
Income tax expense (benefit)										5
(Loss) income from continuing operations									(106,791)	(52,494)	(10,050)
Net (loss) income									(106,791)	(52,494)	(10,050)
Net income (loss) attributable to noncontrolling interest											695
Net (loss) income attributable to member of Summit Materials, LLC									(106,791)	(52,494)	(10,745)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(106,791)	(52,494)	(9,375)
Non-Wholly-Owned Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenue									80,759	81,516	70,064
Cost of revenue (excluding items shown separately below)									55,241	58,319	41,221
General and administrative expenses									7,673	6,235	3,933
Depreciation, depletion, amortization and accretion									11,378	10,093	9,697
Operating (loss) income									6,467	6,869	15,213
Other expense (income), net									(3,737)	(2,065)	(61)
Interest expense									10,702	12,045	14,004
(Loss) from continuing operations before taxes									(498)	(3,111)	1,270
(Loss) income from continuing operations									(498)	(3,111)	1,270
Net (loss) income									(498)	(3,111)	1,270
Net (loss) income attributable to member of Summit Materials, LLC									(498)	(3,111)	1,270
Comprehensive (loss) income attributable to member of Summit Materials, LLC									3,909	(6,759)	(4,405)
Wholly-Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenue									807,921	824,796	700,916
Cost of revenue (excluding items shown separately below)									611,799	649,577	542,699
General and administrative expenses									125,778	119,645	89,011
Goodwill impairment									68,202
Depreciation, depletion, amortization and accretion									60,078	57,080	50,640
Transaction costs									3,990	1,988	9,120
Operating (loss) income									(61,926)	(3,494)	9,446
Other expense (income), net									(3,410)	6,630	(24,375)
Interest expense									49,591	47,293	33,685
(Loss) from continuing operations before taxes									(108,107)	(57,417)	136
Income tax expense (benefit)									(2,647)	(3,925)	3,408
(Loss) income from continuing operations									(105,460)	(53,492)	(3,272)
Loss from discontinued operations									528	3,546	5,201
Net (loss) income									(105,988)	(57,038)	(8,473)
Net income (loss) attributable to noncontrolling interest											695
Net (loss) income attributable to member of Summit Materials, LLC									(105,988)	(57,038)	(9,168)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(105,988)	(57,038)	(13,473)
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenue									41,910	33,074	21,566
Cost of revenue (excluding items shown separately below)									24,401	18,582	17,204
General and administrative expenses									1,308	1,327	1,429
Depreciation, depletion, amortization and accretion									1,013	1,036	953
Operating (loss) income									15,188	12,129	1,980
Other expense (income), net									274	(101)	124
Interest expense									382	633	647
(Loss) from continuing operations before taxes									14,532	11,597	1,209
(Loss) income from continuing operations									14,532	11,597	1,209
Net (loss) income									14,532	11,597	1,209
Net (loss) income attributable to member of Summit Materials, LLC									14,532	11,597	1,209
Comprehensive (loss) income attributable to member of Summit Materials, LLC									14,532	11,597	1,209
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Total revenue									(14,389)	(13,132)	(3,470)
Cost of revenue (excluding items shown separately below)									(14,389)	(13,132)	(3,470)
Other expense (income), net									(90,834)	(48,577)	(5,442)
Interest expense									(4,232)	(1,892)	(552)
(Loss) from continuing operations before taxes									95,066	50,469	5,994
(Loss) income from continuing operations									95,066	50,469	5,994
Net (loss) income									95,066	50,469	5,994
Net income (loss) attributable to noncontrolling interest									3,112	1,919	(695)
Net (loss) income attributable to member of Summit Materials, LLC									91,954	48,550	6,689
Comprehensive (loss) income attributable to member of Summit Materials, LLC									$ 90,632	$ 49,645	$ 10,994